Average Annual Total Returns (Vanguard S&P 500 Value Index Fund ETF)	Vanguard S&P 500 Value Index Fund Vanguard S&P 500 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard S&P 500 Value Index Fund Vanguard S&P 500 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard S&P 500 Value Index Fund Vanguard S&P 500 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard S&P 500 Value Index Fund Vanguard S&P 500 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	S&P 500 Value Index Vanguard S&P 500 Value Index Fund Vanguard S&P 500 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.79%	31.11%	18.46%	31.70%	31.99%
Since Inception	18.64%	18.20%	14.84%	18.64%	18.83%